INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories are detailed as follows:

	December 31,
	2025	2024
	(in thousands)
Merchandise	$24	$847
Raw materials and consumable supplies	9,445	12,819
Finished goods	4,609	1,558
Total	$14,078	$15,224

The Company has no inventory reserves as of December 31, 2025, and 2024.